Intangible Assets, Net - Summary of Changes in Carrying Amount of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 11,280,465	$ 12,647,806	$ 12,405,770
Impairment	(495,755)	(1,191,111)
Reclassification to held for sale	(209,794)
Foreign currency translation (loss) gain	(76,285)	(176,230)	242,036
Ending Balance	$ 10,498,631	$ 11,280,465	$ 12,647,806